Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of the Corporation's PPE as at December 31 were as follows.

	2018		2017
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	33	5-80	33
Gas	14-95	35	14-95	34
Transmission
Electric	20-90	42	20-80	41
Gas	5-85	41	5-80	34
Generation	1-85	24	5-85	28
Other	3-70	15	3-70	14

(in millions)	Cost	Accumulated Depreciation	Net Book Value
2018
Distribution
Electric	$10,880	$(3,076)	$7,804
Gas	4,767	(1,244)	3,523
Transmission
Electric	14,665	(3,212)	11,453
Gas	2,214	(639)	1,575
Generation	6,164	(2,279)	3,885
Other	3,877	(1,251)	2,626
Assets under construction	1,478	—	1,478
Land	310	—	310
	$44,355	$(11,701)	$32,654

2017
Distribution
Electric	$9,963	$(2,864)	$7,099
Gas	4,093	(1,157)	2,936
Transmission
Electric	12,571	(2,838)	9,733
Gas	1,954	(596)	1,358
Generation	6,079	(1,996)	4,083
Other	3,608	(1,130)	2,478
Assets under construction	1,717	—	1,717
Land	264	—	264
	$40,249	$(10,581)	$29,668

Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2018		2017
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-10	4	3-10	4
Land, transmission and water rights	36-90	57	36-80	57
Other	10-100	13	10-100	10

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2018
Computer software	$860	$(533)	$327
Land, transmission and water rights	855	(125)	730
Other	120	(58)	62
Assets under construction	81	—	81
	$1,916	$(716)	$1,200

2017
Computer software	$784	$(474)	$310
Land, transmission and water rights	743	(103)	640
Other	117	(49)	68
Assets under construction	63	—	63
	$1,707	$(626)	$1,081